Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events Disclosure [Abstract]
Subsequent Events
47.	Subsequent Events:

a)	On January 6, 2023, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/ 2022 was carried out.

The specific conditions of said placement were the following: GI Series Bond, for a total amount of UF 4,000,000, maturing on September 1, 2035 and at an average placement rate of 2.61%.

b)	On January 26, 2023, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders’ Meeting for March 23, 2023 in order to propose, among other matters, the following distribution of profits for the year ended on December 31, 2022:

i.	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2021 and November 2022, amounting to Ch$542,504,045,836 which will be added to retained earnings from previous periods.

ii.	Distribute in the form of dividend the remaining profit, corresponding to a dividend of Ch$8.58200773490 to each of the 101,017,081,114 shares of the Bank.

Consequently, it will be proposed a distribution as dividend of 61.5% of the profits for the year ending December 31, 2022.

c)	On March 3, 2023, Banco de Chile informed the Financial Markets Commission that Mr. Alfredo Ergas Segal has ceased to hold office as Director of the Bank due to a supervening cause of incapacity arising from circumstances beyond his control. This was due to the fact that, within the framework of the corresponding periodic update at the Board meeting on December 22, 2022, a company in which Mr. Ergas is a Director was included as one of the Bank’s main clients, thus constituting the situation outlined in numeral 5 of subsection 3 of article 50 bis of Law 18,046 on corporations.

The aforementioned factual circumstances and the corresponding communication to the Superintendence of Pensions previously made by Mr. Ergas regarding the same matter, were reported by the Bank to the Commission for the Financial Market on December 30th.

In turn, by Resolution No. E-250 of March 3, 2021, the Superintendence of Pensiones has established the disability of Mr. Ergas, based on the verification of the cause of supervening disability referred to above.

By virtue of the foregoing, the Independent Alternate Director Mr. Paul Fürst Gwinner has assumed the role of Independent Regular Director, replacing Mr. Ergas in accordance with the procedure set forth in the Bank’s Bylaws.

d)	On March 16, 2023, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 14/ 2016 was carried out.

The specific conditions of said placement were the following: DG Series Bond, for a total amount of Ch$9,750,000,000, maturing on May 1, 2027 and at an average placement rate of 6.55%.

e)	On March 23, 2023, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 14/ 2016 was carried out.

The specific conditions of said placement were the following: DG Series Bond, for a total amount of Ch$11,250,000,000, maturing on May 1, 2027 and at an average placement rate of 6.55%.

f)	On March 23, 2023, at the Bank’s Ordinary Shareholders’ Meeting, our shareholders proceeded to the complete renewal of the Board of Directors, due to the end of the legal and statutory three-year term with respect to the Board of Directors that has ceased in its functions.

After the corresponding voting at the aforesaid meeting, the following persons were appointed as the Bank’s Directors for a new three-year term:

Directors:	Raúl Anaya Elizalde
Hernán Büchi Buc
Andrés Ergas Heymann
	Jaime Estévez Valencia	(Independent)
Julio Santiago Figueroa
Pablo Granifo Lavín
	Ana Holuigue Barros	(Independent)
Andrónico Luksic Craig
Jean Paul Luksic Fontbona
Sinéad O’Connor
Francisco Pérez Mackenna

First Alternate Director:	Paul Fürst Gwinner	(Independent)
Second Alternate Director:	Sandra Marta Guazzotti

Moreover, on March 23, 2023, in its Ordinary Session No. BCH 2,986, the Board of Directors of the Bank agreed to the following officer nominations and appointments:

Chairman:	Pablo Granifo Lavín
Vice Chairman:	Andrónico Luksic Craig
Vice Chairman:	Julio Santiago Figueroa

g)	On April 11, 2023, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/ 2022 was carried out.

The specific conditions of said placement were the following: GG Series Bond, for a total amount of UF 650,000, maturing on May 1, 2035 and at an average placement rate of 2.50%.

These Consolidated Financial Statements of Banco de Chile for the year ended December 31, 2022 were approved by the Directors on April 27, 2023.

In Management’s opinion, there are no other significant subsequent events that affect or could affect the Consolidated Financial Statements of Banco de Chile and its subsidiaries between December 31, 2022 and the date of issuance of these Consolidated Financial Statements.